Debt Instruments Eligible to Compose Capital (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments Eligible to Compose Capital
Total		R$ 9,779,944	R$ 8,436,901	R$ 8,311,918
Issuance: jan-14 | Maturity: no maturity (perpetual) | Issuance Value: R$3,000 | Interest Rate (p.a.): 7.375%
Debt Instruments Eligible to Compose Capital
Tier I	[1],[2],[3]	0	4,187,531	4,125,557
Issuance: jan-14 | Maturity: jan-24 | Issuance Value: R$3,000 | Interest Rate (p.a.): 6.000%
Debt Instruments Eligible to Compose Capital
Tier II	[1],[2],[3]	0	4,249,370	4,186,361
Issuance: nov-18 | Maturity: no maturity (perpetual) | Issuance Value: US$1,250 | Interest Rate (p.a.): 7.250%
Debt Instruments Eligible to Compose Capital
Tier I	[3],[4]	4,893,668	0	0
Issuance: nov-18 | Maturity: nov-28 | Issuance Value: US$1,250 | Interest Rate (p.a.): 6.125%
Debt Instruments Eligible to Compose Capital
Tier II	[3],[4]	R$ 4,886,276	R$ 0	R$ 0

[1]	Notes repurchased in 2019; As authorized by Bacen on December 17, 2018, as of the date of their issuance, Level I and II of RC must be excluded.
[2]	On December 18, 2018, the Central Bank of Brazil issued the approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 19).
[3]	The debts of January 2014 were made by Banco Santander in Brazil, therefore, as Income Tax at source assumed by the issuer, in the form of a corresponding exchange rate, is 8.676% and 7.059% for the instruments Level I and Level II, respectively. The emissions generated from November 2018 were made through the Cayman Agency and, consequently, there is no incidence of Income Tax at Source.
[4]	Interest paid semiannually, as of May 8, 2019.